Trade and Other Payables - Summary of Trade and Other Payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Payables to suppliers	₺ 12,675,253	₺ 11,366,718
Taxes payable	2,730,809	2,649,751
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	1,760,603	1,625,498
Accrued selling and marketing expenses	166,799	317,188
Payables related with donation	1,750,000
Others	1,522,759	1,059,284
Trade and other payables	₺ 20,606,223	₺ 17,018,439